Description of Business and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jan. 01, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Common stock, par value		$ 0.0001		$ 0.0001				$ 0.0001
Goodwill		$ 0
Intangible assets		0
Cash and cash equivalents		469,405,000		$ 24,624,000
Accumulated deficit		$ (80,542,000)	$ 1,230,562	(61,084,000)		$ 796,633	$ 954,055	$ (1,000)
Number of months required to fund operating and capital expenditure		12 months
Accounts receivable		$ 245,000		141,000
Operating lease right-of-use assets		6,134,000			$ 1,700,000
Operating lease liabilities		6,142,000			1,700,000
Deferred rent liability					$ 100,000
Cash equivalents				0				$ 0
Allowance for doubtful accounts		$ 0		$ 0
Warrants expiration period		5 years		5 years
Dividend yield	[1]		0.00%
Private Warrants [Member]
Significant Accounting Policies [Line Items]
Dividend yield		0.00%
Money Market Funds [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 522,900,000
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of customer accounted for accounts receivable		two customers		one customer
Concentration risk, percentage		78.00%		68.00%
Credit Concentration Risk [Member] | Accounts Payable [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage		28.00%		62.00%
Number of vendors accounted for accounts payable		two vendors		two vendors

[1]	The Company has assumed a dividend yield of zero as they have no plans to declare dividends in the foreseeable future.